INCOME TAXES (Schedule of domestic and foreign components of Income (loss) before provision for income taxes) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Income Tax Disclosure [Line Items]
Income (loss) before income taxes	$ 4,191,308	$ 17,132,041
Canadian [Member]
Income Tax Disclosure [Line Items]
Income (loss) before income taxes	(702,488)	6,985,670
United States [Member]
Income Tax Disclosure [Line Items]
Income (loss) before income taxes	$ 4,893,796	$ 10,146,371